Vessel Operating Expenses	12 Months Ended
Dec. 31, 2015
Notes To Consolidated Financial Statements
Vessel Operating Expenses

12. Vessel Operating Expenses

Vessel operating expenses are comprised of the following:

	Year Ended
	December 31,
	2013	2014	2015
Crew wages and related costs	$22,015	$26,169	$29,338
Insurance	3,477	4,133	3,932
Repairs, maintenance and drydocking costs	3,240	4,344	6,178
Spares, stores and provisions	7,533	9,058	8,362
Lubricants	2,787	3,509	4,116
Taxes	669	1,282	1,392
Miscellaneous	2,243	2,139	2,151
Total	$41,964	$50,634	$55,469